Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2017
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration High Yield Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated July 11, 2017

to the Prospectuses, Summary Prospectuses

and Statement of Additional Information

dated July 1, 2017, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

At its June 2017 meeting, the Board of Trustees (“Board”) approved changes to the JPMorgan Short Duration High Yield Fund (the “Fund”) including changing: (i) the name of the Fund; (ii) the Fund’s investment objective; (iii) the Fund’s investment strategies and risks; (iv) the Fund’s portfolio management team; and (v) the Fund’s broad-based securities market index. In connection with the changes to the Fund’s name and strategy, the Board also approved eliminating the Fund’s current 80% policy and reducing the Fund’s investment advisory fee.

Under its current strategy (the “Current Strategy”), the Fund primarily invests in high yield, high risk debt securities also known as junk bonds. The Fund also may invest in preferred stock, common stock and loan participations and assignments (“Loans”) as well as commitments to purchase loan assignments (“Unfunded Commitments”). Under the new strategy (the “New Strategy”), the Fund will invest in a broader universe of investments and use a multi-sector strategy in order to create a diversified portfolio. Under the New Strategy, the Fund will principally invest in traditional fixed income sectors (for example, investment grade corporate bonds) while also having the flexibility to allocate to extended sectors such as below investment grade investments and foreign and emerging market debt. In connection with the strategy change, the Fund’s name will be changed to the “JPMorgan Short Duration Core Plus Fund” and many of its investment policies will change.

These changes will become effective on or about September 29, 2017 (the “Effective Date”). On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Fund (the “Existing Prospectuses”). Please note that the New Prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Name Change and Elimination of the Fund’s 80% Policy

On the Effective Date, the Fund’s name will change to the JPMorgan Short Duration Core Plus Fund. Currently, the Fund has the following non-fundamental policy (the “Current 80% Policy”):

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

As a result of the name change and strategy change, the Current 80% Policy will be eliminated on the Effective Date.

Change in Investment Objective

Currently, the Fund has the following non-fundamental investment objective:

The Fund seeks current income with a secondary objective of capital appreciation.

On the Effective Date, the Fund’s investment objective will be replaced with the following new investment objective:

The Fund seeks total return, consistent with preservation of capital.

Investment Advisory Fee

On the Effective Date, the Fund’s investment advisory fee will be lowered from 0.50% to 0.25%. On the Effective Date, the “Annual Fund Operating Expense” Tables in the “Fees and Expenses of the Fund” will be updated to reflect the information below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R6
Management Fees[1]	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	None	None
Other Expenses[2]	0.55	0.59	0.51	0.25
Service Fees	0.25	0.25	0.25	None
Remainder of Other Expenses	0.30	0.34	0.26	0.25
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.06	1.60	0.77	0.51
Fee Waivers and Expense Reimbursements[3]	(0.42)	(0.46)	(0.38)	(0.18)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.64	1.14	0.39	0.33

1	“Management Fees”: have been restated to reflect current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.64%, 1.14%, 0.39%, and 0.33% of the average daily net assets of Class A, Class C, Class I and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds. These waivers are in effect through 9/29/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Strategy Changes and Risks

Under the New Strategy, the Fund will change from a high yield fund that focuses its investments on below investment grade securities to a core plus fund that invests in investment grade securities with allocations to extended sectors, such as high yield and foreign and emerging markets. The following summary compares the Current Strategy and New Strategy including certain percentage limitations that will apply under the New Strategy (the “Percentage Limitations”). On the Effective Date, the Fund will begin selling a large portion of its high yield investments as it migrates to the New Strategy. The Fund anticipates compliance with the Percentage Limitations on or before October 16, 2017 under normal market conditions.

Current Strategy	New Strategy
High Yield Strategy — The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities.	Core Plus Strategy — J.P. Morgan Investment Management Inc. (“JPMIM” or the “adviser”) will use a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund will principally invest in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as high yield and foreign and emerging markets.
Credit Quality — The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality.	Credit Quality — The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent).

Principal Investment Types —High yield securities including bonds, Loans, Unfunded Commitments, convertible securities and preferred stocks, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.	Principal Investment Types — Corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments, foreign and emerging market debt securities including sovereign and agency debt.
Market Sectors — No specific strategy	Market Sectors — The Fund may invest across the full range of market sectors. Anticipated ranges for certain broad markets sectors are as follows. The Fund may change these ranges if the adviser determines in its discretion that the market environment has significantly changed.

	Market Sector
		Min	Max
	U.S. Treasury & Agency	10%	50%
	U.S. Agency Residential Mortgage-Backed Securities	10%	30%
	Asset-Backed Securities	0%	20%
	Commercial Mortgage-Backed Securities	0%	20%
	Investment Grade Corporate Debt Securities	20%	50%
	High Yield Corporate Debt	0%	20%
	Emerging Markets Debt	0%	15%

Foreign and Non-Dollar Denominated Investments — The Fund generally invests in securities issued in U.S. dollars including U.S. dollar denominated securities of foreign issues in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. The Fund currently attempts to minimize currency exposure to foreign and emerging markets through hedging.	Foreign and Non-Dollar Denominated Investments — Up to 35% of the Fund’s net assets may be invested in foreign securities. The Fund anticipates that at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars.
Derivatives — Futures contracts, options, swaps and foreign currency transactions. Includes credit default swaps as part of the Fund’s principal investment strategy.	Derivatives — Futures contracts, options, swaps and foreign currency transactions. Credit default swaps are not used as part of the Fund’s principal investment strategy.
Duration — seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spread, the Fund’s duration may be longer than three years.	Duration — seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spread, the Fund’s duration may be longer than three years.

Under the New Strategy, the Fund’s risks will change. The following summary compares the Main Risks of the Fund under the Current and New Strategy.

Main Risks	Current Strategy	New Strategy
General Market Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Currency Risk	X	X
Prepayment Risk	X	X
Foreign Securities and Emerging Markets Risk	X	X
Geographic Focus Risk	X	X
Derivatives Risk	X	X
High Yield Securities and Loan Risk	X	X (High Yield Securities Risk Only)
Privately Placed Securities Risk	X	X
Industry and Sector Focus Risk	X	X
Transactions Risk	X	X
Equity Market Risk	X
Smaller Company Risk	X
Zero-Coupon Securities Risk	X
Sovereign Debt Risk		X
Government Securities Risk		X
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk		X
Mortgage Dollar Roll Risk		X
European Market Risk		X
Currency Risk		X
Restricted Securities Risk		X
High Portfolio Turnover Risk		X — As Fund transitions to new strategy

The following summarizes the additional main risks under the New Strategy:

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Economic Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.

High Portfolio Turnover Risk. Prior to September 29, 2017, the Fund employed a high yield strategy and primarily invested in below investment grade securities. As the Fund transitions from a high yield strategy to a core plus strategy, the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Change in Broad Based Securities Index

On the Effective Date, the Fund’s broad based securities market index will change from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays 1-5 Year Government/Credit Index to better reflect the Fund’s New Strategy. In addition, the BOFA Merrilly Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index will no longer be used as a supplemental index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Short Duration High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration High Yield Fund

(All Shares Classes)

(a series of JPMorgan Trust I)

Supplement dated July 11, 2017

to the Prospectuses, Summary Prospectuses

and Statement of Additional Information

dated July 1, 2017, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME, INVESTMENT OBJECTIVE AND INVESTMENT STRATEGIES

At its June 2017 meeting, the Board of Trustees (“Board”) approved changes to the JPMorgan Short Duration High Yield Fund (the “Fund”) including changing: (i) the name of the Fund; (ii) the Fund’s investment objective; (iii) the Fund’s investment strategies and risks; (iv) the Fund’s portfolio management team; and (v) the Fund’s broad-based securities market index. In connection with the changes to the Fund’s name and strategy, the Board also approved eliminating the Fund’s current 80% policy and reducing the Fund’s investment advisory fee.

Under its current strategy (the “Current Strategy”), the Fund primarily invests in high yield, high risk debt securities also known as junk bonds. The Fund also may invest in preferred stock, common stock and loan participations and assignments (“Loans”) as well as commitments to purchase loan assignments (“Unfunded Commitments”). Under the new strategy (the “New Strategy”), the Fund will invest in a broader universe of investments and use a multi-sector strategy in order to create a diversified portfolio. Under the New Strategy, the Fund will principally invest in traditional fixed income sectors (for example, investment grade corporate bonds) while also having the flexibility to allocate to extended sectors such as below investment grade investments and foreign and emerging market debt. In connection with the strategy change, the Fund’s name will be changed to the “JPMorgan Short Duration Core Plus Fund” and many of its investment policies will change.

These changes will become effective on or about September 29, 2017 (the “Effective Date”). On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Fund (the “Existing Prospectuses”). Please note that the New Prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Name Change and Elimination of the Fund’s 80% Policy

On the Effective Date, the Fund’s name will change to the JPMorgan Short Duration Core Plus Fund. Currently, the Fund has the following non-fundamental policy (the “Current 80% Policy”):

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes.

As a result of the name change and strategy change, the Current 80% Policy will be eliminated on the Effective Date.

Change in Investment Objective

Currently, the Fund has the following non-fundamental investment objective:

The Fund seeks current income with a secondary objective of capital appreciation.

On the Effective Date, the Fund’s investment objective will be replaced with the following new investment objective:

The Fund seeks total return, consistent with preservation of capital.

Investment Advisory Fee

On the Effective Date, the Fund’s investment advisory fee will be lowered from 0.50% to 0.25%. On the Effective Date, the “Annual Fund Operating Expense” Tables in the “Fees and Expenses of the Fund” will be updated to reflect the information below:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R6
Management Fees[1]	0.25%	0.25%	0.25%	0.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	None	None
Other Expenses[2]	0.55	0.59	0.51	0.25
Service Fees	0.25	0.25	0.25	None
Remainder of Other Expenses	0.30	0.34	0.26	0.25
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.06	1.60	0.77	0.51
Fee Waivers and Expense Reimbursements[3]	(0.42)	(0.46)	(0.38)	(0.18)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	0.64	1.14	0.39	0.33

1	“Management Fees”: have been restated to reflect current fees.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.64%, 1.14%, 0.39%, and 0.33% of the average daily net assets of Class A, Class C, Class I and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or Administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds. These waivers are in effect through 9/29/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Strategy Changes and Risks

Under the New Strategy, the Fund will change from a high yield fund that focuses its investments on below investment grade securities to a core plus fund that invests in investment grade securities with allocations to extended sectors, such as high yield and foreign and emerging markets. The following summary compares the Current Strategy and New Strategy including certain percentage limitations that will apply under the New Strategy (the “Percentage Limitations”). On the Effective Date, the Fund will begin selling a large portion of its high yield investments as it migrates to the New Strategy. The Fund anticipates compliance with the Percentage Limitations on or before October 16, 2017 under normal market conditions.

Current Strategy	New Strategy
High Yield Strategy — The Fund invests in all types of high yield, high risk debt securities. The Fund also may invest in preferred stock, common stock and loan participations and assignments and commitments to purchase loan assignments. Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities.	Core Plus Strategy — J.P. Morgan Investment Management Inc. (“JPMIM” or the “adviser”) will use a multi-sector strategy in order to create a diversified portfolio that generates total return while managing risk. The Fund will principally invest in traditional fixed income sectors (for example, investment grade corporate bonds), while also having the flexibility to allocate its assets to extended sectors such as high yield and foreign and emerging markets.
Credit Quality — The Fund may invest up to 100% of the Fund’s total assets in below investment grade securities or unrated securities that JPMIM deems to be of equivalent quality.	Credit Quality — The adviser will invest across the credit spectrum to provide the Fund exposure to various credit rating categories. Under normal conditions, at least 65% of the Fund’s net assets must be invested in securities that, at the time of purchase, are rated investment grade by a nationally recognized statistical rating organization (NRSRO) or in securities that are unrated but are deemed by the adviser to be of comparable quality. The balance of the Fund’s assets are not required to meet any minimum quality rating although the Fund will not, under normal conditions, invest more than 35% of its net assets in below investment grade securities (or the unrated equivalent).

Principal Investment Types —High yield securities including bonds, Loans, Unfunded Commitments, convertible securities and preferred stocks, private placements, restricted securities, and other unregistered securities, variable and floating rate instruments, when-issued securities, delayed delivery securities and forward commitments, zero-coupon, pay-in-kind and deferred payment securities.	Principal Investment Types — Corporate bonds, U.S. treasury obligations and other U.S. government and agency securities, asset-backed, mortgage-related and mortgage-backed securities, mortgage TBAs, private placements, restricted securities and other unregistered securities, and variable and floating rate instruments, foreign and emerging market debt securities including sovereign and agency debt.
Market Sectors — No specific strategy	Market Sectors — The Fund may invest across the full range of market sectors. Anticipated ranges for certain broad markets sectors are as follows. The Fund may change these ranges if the adviser determines in its discretion that the market environment has significantly changed.

	Market Sector
		Min	Max
	U.S. Treasury & Agency	10%	50%
	U.S. Agency Residential Mortgage-Backed Securities	10%	30%
	Asset-Backed Securities	0%	20%
	Commercial Mortgage-Backed Securities	0%	20%
	Investment Grade Corporate Debt Securities	20%	50%
	High Yield Corporate Debt	0%	20%
	Emerging Markets Debt	0%	15%

Foreign and Non-Dollar Denominated Investments — The Fund generally invests in securities issued in U.S. dollars including U.S. dollar denominated securities of foreign issues in developed and emerging markets. Up to 20% of the Fund’s total assets may be invested in non-dollar denominated securities. The Fund currently attempts to minimize currency exposure to foreign and emerging markets through hedging.	Foreign and Non-Dollar Denominated Investments — Up to 35% of the Fund’s net assets may be invested in foreign securities. The Fund anticipates that at least 85% of the Fund’s net assets will be denominated in U.S. dollars or hedged back to U.S. dollars.
Derivatives — Futures contracts, options, swaps and foreign currency transactions. Includes credit default swaps as part of the Fund’s principal investment strategy.	Derivatives — Futures contracts, options, swaps and foreign currency transactions. Credit default swaps are not used as part of the Fund’s principal investment strategy.
Duration — seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spread, the Fund’s duration may be longer than three years.	Duration — seeks to maintain a duration of three years or less, although under certain market conditions such as in periods of significant volatility in interest rates and spread, the Fund’s duration may be longer than three years.

Under the New Strategy, the Fund’s risks will change. The following summary compares the Main Risks of the Fund under the Current and New Strategy.

Main Risks	Current Strategy	New Strategy
General Market Risk	X	X
Interest Rate Risk	X	X
Credit Risk	X	X
Currency Risk	X	X
Prepayment Risk	X	X
Foreign Securities and Emerging Markets Risk	X	X
Geographic Focus Risk	X	X
Derivatives Risk	X	X
High Yield Securities and Loan Risk	X	X (High Yield Securities Risk Only)
Privately Placed Securities Risk	X	X
Industry and Sector Focus Risk	X	X
Transactions Risk	X	X
Equity Market Risk	X
Smaller Company Risk	X
Zero-Coupon Securities Risk	X
Sovereign Debt Risk		X
Government Securities Risk		X
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk		X
Mortgage Dollar Roll Risk		X
European Market Risk		X
Currency Risk		X
Restricted Securities Risk		X
High Portfolio Turnover Risk		X — As Fund transitions to new strategy

The following summarizes the additional main risks under the New Strategy:

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Economic Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Restricted Securities Risk. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities include private placement securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private placements are generally subject to strict restrictions on resale. Restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell a restricted security on short notice or may be able to sell them only at a price below current value. It may be more difficult to determine a market value for a restricted security. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material non-public information about the issuer, the Fund may as a result be unable to sell the securities. Certain restricted securities may involve a high degree of business and financial risk and may result in substantial losses.

High Portfolio Turnover Risk. Prior to September 29, 2017, the Fund employed a high yield strategy and primarily invested in below investment grade securities. As the Fund transitions from a high yield strategy to a core plus strategy, the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Change in Broad Based Securities Index

On the Effective Date, the Fund’s broad based securities market index will change from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays 1-5 Year Government/Credit Index to better reflect the Fund’s New Strategy. In addition, the BOFA Merrilly Lynch 1-5 Year U.S. Cash Pay High Yield Constrained Index will no longer be used as a supplemental index.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE